Consolidated Statements of Changes in Shareholders' Deficit (USD $) In Thousands, except Share data		Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	[1]			$ 832	$ 1,520,267	$ (2,608,456)	$ (111,528)	$ (1,198,885)	$ 50,926
Balance, shares at Dec. 31, 2011	[1]			83,200,000
Net Income (loss)		(151,137)				(151,137)		(151,137)	3,582
Mark to market valuation adjustment for redeemable noncontrolling interest					(7,663)			(7,663)
Share-based compensation					6,825			6,825
Dividends paid to noncontrolling interests									(8,838)
Postretirement/pension liability adjustment, net of tax							(7,288)	(7,288)
Other comprehensive income (loss), net of tax		388					388	388
Balance at Dec. 31, 2012				832	1,519,429	(2,759,593)	(118,428)	(1,357,760)	45,670
Balance, shares at Dec. 31, 2012				83,200,000
Net Income (loss)		(255,680)				(255,680)		(255,680)	3,687
Initial public offering, net of costs		542,796	35	222	542,539			542,796
Initial public offering, net of costs (in Shares)			3,500,000	22,200,000
Change in classification of certain equity awards		18,899			18,899			18,899
Share-based compensation		28,553		6	28,547			28,553
Share-based compensation (in Shares)				600,000
Dividends paid to noncontrolling interests		(8,671)							(8,671)
Declaration of preferred stock dividend		(10,196)			(10,196)			(10,196)
Postretirement/pension liability adjustment, net of tax		57,283					57,283	57,283
Other comprehensive income (loss), net of tax		629					752	752
Balance at Dec. 31, 2013		(975,353)	35	1,060	2,099,218	(3,015,273)	(60,393)	(975,353)	40,686
Balance, shares at Dec. 31, 2013			3,500,000	106,000,000
Net Income (loss)		232,532				232,532		232,532	3,974
Share-based compensation		26,389		7	26,382			26,389
Share-based compensation (in Shares)				700,000
Dividends paid to noncontrolling interests		(8,744)							(8,744)
Declaration of preferred stock dividend		(9,917)			(9,917)			(9,917)
Acquisition of non-controlling interests					2,215			2,215	(2,215)
Postretirement/pension liability adjustment, net of tax		(52,002)					(52,002)	(52,002)
Other comprehensive income (loss), net of tax		258					(132)	(132)
Balance at Dec. 31, 2014		$ (776,268)	$ 35	$ 1,067	$ 2,117,898	$ (2,782,741)	$ (112,527)	$ (776,268)	$ 33,701
Balance, shares at Dec. 31, 2014			3,500,000	106,700,000

[1]	Common shares and paid-in capital amounts reflect the retroactive impact of the former Class A and Class B share reclassification into common shares and the share splits related to our Initial Public Offering. See Note 4-Net Income (Loss) per Share for further discussion.